CASH AND RESTRICTED DEPOSITS	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED DEPOSITS

Note 3 - CASH AND RESTRICTED DEPOSITS:

The following table provides a reconciliation of cash and restricted deposits reported on the balance sheets that sum to the same total amount as shown in the statements of cash flows:

	December 31
	2024	2023
	U.S. dollars in thousands
Cash	7,532	6,672
Restricted deposits (1)	226	-
Total cash and restricted deposits shown in the statement of cash flows	7,758	6,672

(1)	As of December 31, 2024 and 2023, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.